Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Commitments and Contingencies (Textual)
Remaining commitments related to drug manufacturing, clinical study management and safety				$ 1,852,000
Deposits related to study initiation				205,000
Rent expense				14,000		$ 39,000
Total lease expense				14,000		$ 39,000
Head Office [Member]
Commitments and Contingencies (Textual)
Lease rent for office space				2,400
Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space				$ 1,900
Tuhura Biosciences Inc. and Subsidiary [Member]
Commitments and Contingencies (Textual)
Rent expense	$ 85,000	$ 78,000	$ 163,000		$ 126,000
Cash payment for lease	$ 86,000	$ 74,000	$ 160,000		$ 126,000
Weighted-average lease term	9 months	1 year 9 months	1 year 3 months	1 year 9 months	2 years 3 months
Weighted average discount rate	10.00%	10.00%	10.00%	10.00%	10.00%
Total lease expense	$ 85,000	$ 78,000	$ 163,000		$ 126,000
Cash payment for lease	$ 86,000	$ 74,000	$ 160,000		$ 126,000
Weighted-average lease term	9 months	1 year 9 months	1 year 3 months	1 year 9 months	2 years 3 months
Weighted average discount rate	10.00%	10.00%	10.00%	10.00%	10.00%
Tuhura Biosciences Inc. and Subsidiary [Member] | Employment And Consulting Agreement [Member]
Commitments and Contingencies (Textual)
Employment agreement cost			$ 243,000		$ 555,000
CAD [Member] | Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space				$ 2,500